REGULATORY AND CAPITAL MATTERS	12 Months Ended
Dec. 31, 2011
Regulatory And Capital Matters
REGULATORY AND CAPITAL MATTERS

NOTE 17 – REGULATORY AND CAPITAL MATTERS

The Company may pay dividends without restriction under the current Federal Reserve regulations so long as it remains "adequately capitalized" after such payment.  The Bank is subject to statutory dividend restrictions which provide, in general, that the Bank may pay the current year's earnings and the prior two years' retained earnings without the prior approval of the Office of the Comptroller of Currency.  At December 31, 2011, the Bank’s stockholder’s equity totaled $24.2 million, none of which was available for payment of dividends without prior regulatory approval.

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011, the Bank met the requirements to be categorized as "well capitalized" under the regulatory framework for prompt correction action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the following table (as defined).  Management is not aware of any conditions or events since December 31, 2011 that would change the Bank's category.  On September 30, 2011, the Bank agreed with the Office of the Comptroller of the Currency to maintain a minimum Tier I leverage ratio of 7.25%, which is in excess of the minimum requirement of 5.00% to be well capitalized under prompt corrective action provisions.  The Bank was in compliance with this heightened capital requirement at December 31, 2011.

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table:

					To Be Well
					Capitalized
					Under Prompt
			Minimum Capital		Corrective
	Actual		Requirement		Action Provisions
As of December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:	(Amounts in Thousands)

Consolidated	$22,726	15.6%	$11,652	8.0%	N/A	N/A
First National Bank
of Ottawa	22,605	15.5	11,643	8.0	$14,554	10.0%
Tier I capital to risk weighted assets:
Consolidated	$20,894	14.4%	$5,826	4.0%	N/A	N/A
First National Bank
of Ottawa	20,773	14.3	5,822	4.0	$8,732	6.0%
Tier I capital to average assets:
Consolidated	$20,894	7.5%	$11,155	4.0%	N/A	N/A
First National Bank
of Ottawa	20,773	7.5	11,133	4.0	$13,916	5.0%

					To Be Well
					Capitalized
			Minimum		Under Prompt
			Capital		Corrective
	Actual		Requirement		Action Provisions
As of December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:	(Amounts in Thousands)

Consolidated	$22,269	12.7%	$14,054	8.0%	N/A	N/A
First National Bank
of Ottawa	22,048	12.6	14,001	8.0	$17,502	10.0%
Tier I capital to risk weighted assets:
Consolidated	$20,067	11.4%	$7,027	4.0%	N/A	N/A
First National Bank
of Ottawa	19,846	11.3	7,001	4.0	$10,501	6.0%
Tier I capital to average assets:
Consolidated	$20,067	6.6%	$12,176	4.0%	N/A	N/A
First National Bank
of Ottawa	19,846	6.5	12,171	4.0	$15,214	5.0%